B9 Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Current Liabilities

Other current liabilities
	2022	2021
Accrued interest	335	177
Accrued expenses	35,896	30,837
Of which employee-related	19,630	15,380
Of which supplier-related	9,849	9,100
Of which other 1)	6,417	6,357
Derivative liabilities 2)	2,621	762
Other 3)	7,341	6,145
Total	46,193	37,921

1)	Major balance relates to accrued expenses for customer projects.

2)	See also note F1 “Financial risk management.”

3)	Includes items such as VAT and other payroll ded uctio ns.